Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest (Par Value $.04 Per share)
Amount Registered | shares	19,200,000
Proposed Maximum Offering Price per Unit	30.68
Maximum Aggregate Offering Price	$ 589,056,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 81,348.63
Offering Note	Amount includes 16,000,000 common shares issuable pursuant to the registrant’s 2026 Omnibus Share Plan (the "2026 Plan"), and includes 3,200,000 Common Shares underlying awards that were granted under the 2023 Plan that were outstanding as of May 22, 2026 and that may become eligible for issuance under the 2026 Plan if the 2023 Plan awards, for any reason, expire unexercised, or are forfeited, terminated or cancelled, in whole or in part, or are paid in cash in lieu of Common Shares.
(2)    Estimated solely for the purpose of calculating the registration fee. Such estimate has been computed in accordance with Rule 457(c) and the third sentence of Rule 457(h)(1) based upon the average of the high and low price of the common shares of beneficial interest of Vornado Realty Trust on the New York Stock Exchange on May 15, 2026.